Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Right-of-Use Asset	$ 1,868	$ 3,128
Liabilities [Abstract]
Current portion of lease liabilities	1,152	1,312
Operating Lease, Liability, Noncurrent	792	1,913
Operating Lease, Liability, Total	$ 1,944	$ 3,225